Net Interest Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Interest revenue
Non-margin loans	$ 681	$ 738		$ 874
Margin loans	129	88		69
Securities:
Taxable	1,949	1,944		1,718
Exempt from federal income taxes	36	25		30
Total securities	1,985	1,969		1,748
Other short-term investments-U.S. government-backed commercial paper				9
Deposits in banks	543	491		684
Deposits with the Federal Reserve and other central banks	148	49		43
Federal funds sold and securities purchased under resale agreements	28	64		31
Trading assets	74	71		50
Total interest revenue	3,588	3,470	[1]	3,508	[1]
Interest expense
Deposits in domestic offices	47	49		57
Deposits in foreign offices	194	82		115
Borrowings from Federal Reserve related to ABCP				7
Federal funds purchased and securities sold under repurchase agreements	2	43
Trading liabilities	32	41		22
Other borrowed funds	21	24		20
Customer payables	7	6		6
Long-term debt	301	300		366
Total interest expense	604	545	[1]	593	[1]
Net interest revenue	$ 2,984	$ 2,925	[1]	$ 2,915	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.